Research and Development Expense	12 Months Ended
Dec. 31, 2022
Research and development expense [Abstract]
Research and development expense

22. Research and development expense

	December 31,	December 31,	December 31,
	2022	2021	2020
Pre-clinical projects	509,224	587,019	242,617
Clinical projects	3,237,649	2,379,536	476,972
Product and process development	473,246	1,100,453	614,744
Employee benefits and expenses	2,585,242	1,897,155	1,120,814
Lease expenses from short-term lease	—	—	34,147
Patents and trademarks	240,380	465,587	246,592
Regulatory projects	153,863	354,507	110,612
Impairment intangible assets	12,397,148	1,529,929	—
Depreciation tangible assets	81,004	46,635	16,481
Total research and development expense	19,677,756	8,360,821	2,862,979

Research and development expenses were capitalized in the amount of CHF 1,975,784 during 2022 compared to CHF 2,839,369 in 2021. As of December 31, 2022, all capitalized development costs related to the project AM-125 were impaired.